Columbia Income Opportunities Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Income Opportunities Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	1
Telesat Corp.(b)	101	4,956
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		5,018
Total Communication Services		5,018
Consumer Discretionary 0.0%
Automobile Components 0.0%
Lear Corp.	581	73,863
Total Consumer Discretionary		73,863
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,298	9,657
Total Industrials		9,657
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		88,538

Convertible Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.6%
NextEra Energy Partners LP(d)
06/15/2026	2.500%	3,647,881	3,620,372
Total Convertible Bonds (Cost $3,624,729)			3,620,372

Corporate Bonds & Notes 92.0%

Aerospace & Defense 2.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	597,321
10/01/2031	5.125%	1,499,000	1,489,931
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
03/01/2029	6.375%	3,410,000	3,482,537
03/01/2032	6.625%	3,079,000	3,165,108
01/15/2033	6.000%	1,198,000	1,210,057
05/31/2033	6.375%	1,852,000	1,868,100
01/31/2034	6.750%	1,813,000	1,861,668
07/31/2034	6.125%	441,000	441,543
Total			14,116,265
Airlines 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2029	5.750%	954,830	955,202
Automotive 2.9%
American Axle & Manufacturing, Inc.(d)
10/15/2033	7.750%	1,999,000	1,954,947
Clarios Global LP/US Finance Co.(d)
02/15/2030	6.750%	1,473,000	1,520,443
09/15/2032	6.750%	1,468,000	1,500,499
Forvia SE(d)
09/15/2033	6.750%	844,000	847,570
IHO Verwaltungs GmbH(d),(e)
11/15/2030	7.750%	836,000	859,636
11/15/2032	8.000%	1,205,000	1,245,126
05/15/2033	7.375%	676,000	687,171
Nissan Motor Acceptance Co. LLC(d)
09/30/2030	6.125%	777,000	765,427
Nissan Motor Co., Ltd.(d)
07/17/2032	7.750%	652,000	679,581
07/17/2035	8.125%	1,908,000	2,013,325
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	527,000	527,457
03/24/2031	7.500%	1,938,000	1,945,196
04/23/2032	6.875%	3,709,000	3,626,881
Total			18,173,259
Brokerage/Asset Managers/Exchanges 1.3%
Aretec Escrow Issuer 2, Inc.(d)
08/15/2030	10.000%	3,602,000	3,817,910
Focus Financial Partners LLC(d)
09/15/2031	6.750%	1,548,000	1,577,674
Osaic Holdings, Inc.(d)
08/01/2032	6.750%	3,145,000	3,193,935
Total			8,589,519

Columbia Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 1.5%
LBM Acquisition LLC(d)
06/15/2031	9.500%	1,669,000	1,464,158
Quikrete Holdings, Inc.(d)
03/01/2032	6.375%	2,578,000	2,617,189
03/01/2033	6.750%	1,376,000	1,395,087
QXO Building Products, Inc.(d)
04/30/2032	6.750%	1,521,000	1,551,618
Standard Building Solutions, Inc.(d)
08/15/2032	6.500%	476,000	481,150
08/01/2033	6.250%	358,000	357,977
Standard Industries, Inc.(d)
01/15/2028	4.750%	1,219,000	1,211,935
07/15/2030	4.375%	750,000	716,254
Total			9,795,368
Cable and Satellite 4.1%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	1,435,000	1,413,147
03/01/2030	4.750%	3,806,000	3,608,355
08/15/2030	4.500%	2,362,000	2,203,458
03/01/2031	7.375%	350,000	353,588
02/01/2032	4.750%	2,771,000	2,481,213
02/01/2033	7.000%	649,000	640,058
06/01/2033	4.500%	785,000	674,272
01/15/2034	4.250%	2,597,000	2,177,294
02/01/2036	7.375%	740,000	725,575
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,150,000	1,890,437
DirecTV Financing LLC(d)
02/01/2030	8.875%	76,000	77,456
DISH Network Corp.(d)
11/15/2027	11.750%	1,655,000	1,707,176
EchoStar Corp.
11/30/2029	10.750%	2,828,684	3,067,808
EchoStar Corp.(e)
11/30/2030	6.750%	1,200,039	1,218,275
Sirius XM Radio, Inc.(d)
07/01/2030	4.125%	1,143,000	1,065,054
Virgin Media Finance PLC(d)
07/15/2030	5.000%	1,290,000	1,086,820
VZ Secured Financing BV(d)
01/15/2032	5.000%	2,141,000	1,881,665
Total			26,271,651
Chemicals 4.3%
Ashland LLC(d)
09/01/2031	3.375%	2,468,000	2,204,964
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celanese US Holdings LLC
04/15/2030	6.500%	414,000	423,495
02/15/2031	7.000%	735,000	764,631
07/15/2032	6.879%	490,000	519,378
04/15/2033	6.750%	309,000	318,147
11/15/2033	7.200%	655,000	709,457
02/15/2034	7.375%	955,000	999,265
Element Solutions, Inc.(d)
09/01/2028	3.875%	1,516,000	1,478,003
HB Fuller Co.
10/15/2028	4.250%	523,000	511,387
INEOS Finance PLC(d)
04/15/2029	7.500%	1,961,000	1,936,488
INEOS Quattro Finance 2 PLC(d)
03/15/2029	9.625%	3,101,000	3,003,964
Inversion Escrow Issuer LLC(d)
08/01/2032	6.750%	2,191,000	2,124,752
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	1,341,000	1,304,327
06/15/2031	7.250%	1,596,000	1,604,925
02/15/2033	7.250%	1,436,000	1,403,708
Qnity Electronics, Inc.(d)
08/15/2032	5.750%	805,000	813,597
08/15/2033	6.250%	645,000	659,618
Tronox, Inc.(d)
09/30/2030	9.125%	401,000	407,139
W.R. Grace Holdings LLC(d)
03/01/2031	7.375%	2,461,000	2,486,650
08/15/2032	6.625%	2,873,000	2,851,225
08/01/2033	7.000%	668,000	666,823
Total			27,191,943
Construction Machinery 1.7%
Herc Holdings, Inc.(d)
06/15/2030	7.000%	1,200,000	1,248,877
03/15/2031	5.750%	422,000	422,791
06/15/2033	7.250%	3,768,000	3,944,938
03/15/2034	6.000%	780,000	773,093
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	372,000	377,241
03/15/2031	7.750%	980,000	1,017,336
Synergy Infrastructure Holdings LLC(d)
12/01/2030	7.875%	1,332,000	1,400,427
United Rentals North America, Inc.(d)
11/15/2033	5.375%	1,470,000	1,453,942
03/15/2034	6.125%	431,000	442,895
Total			11,081,540
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.6%
Arches Buyer, Inc.(d)
06/01/2028	4.250%	1,943,000	1,900,568
Match Group Holdings II LLC(d)
10/01/2031	3.625%	794,000	715,352
Match Group, Inc.(d)
06/01/2028	4.625%	381,000	376,150
02/15/2029	5.625%	708,000	710,179
Total			3,702,249
Consumer Products 0.9%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(d)
10/15/2029	9.500%	429,000	354,955
Newell Brands, Inc.(d)
06/01/2028	8.500%	891,000	930,677
Newell Brands, Inc.
05/15/2030	6.375%	894,000	875,814
05/15/2032	6.625%	354,000	343,601
Opal Bidco SAS(d)
03/31/2032	6.500%	1,328,000	1,353,096
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	1,404,000	1,309,460
Whirlpool Corp.
06/15/2030	6.125%	278,000	272,302
06/15/2033	6.500%	289,000	276,759
Total			5,716,664
Diversified Manufacturing 1.8%
Columbus McKinnon Corp.(d)
02/01/2033	7.125%	419,000	421,458
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	1,830,000	1,875,840
EMRLD Borrower LP/Co-Issuer, Inc.(d)
07/15/2031	6.750%	1,071,000	1,108,819
Esab Corp.(d)
04/15/2029	6.250%	833,000	844,705
Gates Corp. (The)(d)
07/01/2029	6.875%	334,000	343,521
Sensata Technologies, Inc.(d)
07/15/2032	6.625%	1,346,000	1,387,508
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	621,000	621,080
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	687,000	689,129
04/15/2031	5.250%	476,000	476,110
03/15/2032	6.625%	1,957,000	2,025,956
03/15/2033	6.375%	719,000	741,889
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2034	5.500%	800,000	798,000
Total			11,334,015
Electric 5.3%
Alpha Generation LLC(d)
10/15/2032	6.750%	921,000	942,408
01/15/2034	6.250%	815,000	808,929
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	554,000	541,408
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(d)
02/15/2032	6.375%	948,000	943,182
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,529,000	1,518,704
02/15/2031	3.750%	1,921,000	1,798,107
01/15/2032	3.750%	1,567,000	1,443,490
01/15/2034	5.750%	708,000	708,347
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	816,000	779,965
Long Ridge Energy LLC(d)
02/15/2032	8.750%	1,102,000	1,177,379
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	381,000	378,162
01/15/2029	7.250%	1,126,000	1,171,117
NRG Energy, Inc.(d)
06/15/2029	5.250%	2,154,000	2,145,797
07/15/2029	5.750%	152,000	151,889
02/15/2031	3.625%	1,992,000	1,850,245
02/01/2033	6.000%	806,000	812,335
01/15/2034	5.750%	1,205,000	1,196,083
05/15/2034	5.875%	562,000	559,968
11/01/2034	6.250%	615,000	622,336
01/15/2036	6.000%	1,205,000	1,196,683
05/15/2036	6.125%	573,000	570,777
PG&E Corp.(f)
03/15/2055	7.375%	900,000	924,693
09/15/2056	6.850%	325,000	324,593
Talen Energy Supply LLC(d)
02/01/2034	6.250%	1,427,000	1,415,563
02/01/2036	6.500%	1,427,000	1,433,010
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	1,782,000	1,764,367
01/15/2030	4.750%	2,292,000	2,219,225
VoltaGrid LLC(d)
11/01/2030	7.375%	483,000	501,437
XPLR Infrastructure Operating Partners LP(d)
01/15/2031	8.375%	1,108,000	1,183,273
03/15/2033	8.625%	1,179,000	1,263,639
04/15/2034	7.750%	1,465,000	1,535,176
Total			33,882,287

Columbia Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.6%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	272,000	276,929
GFL Environmental, Inc.(d)
01/15/2031	6.750%	1,049,000	1,087,410
Waste Pro USA, Inc.(d)
02/01/2033	7.000%	2,532,000	2,579,214
Total			3,943,553
Finance Companies 4.8%
CrossCountry Intermediate HoldCo LLC(d)
10/01/2030	6.500%	826,000	812,162
GGAM Finance Ltd.(d)
04/15/2029	6.875%	331,000	339,467
03/15/2030	5.875%	1,579,000	1,591,592
goeasy Ltd.(d)
07/01/2029	7.625%	397,000	355,563
05/15/2030	6.875%	229,000	193,717
10/01/2030	7.375%	227,000	192,950
Navient Corp.
03/15/2029	5.500%	746,000	716,978
03/15/2031	11.500%	628,000	674,297
OneMain Finance Corp.
05/15/2029	6.625%	2,205,000	2,244,717
03/15/2030	7.875%	1,680,000	1,751,569
09/15/2030	4.000%	1,639,000	1,508,062
05/15/2031	7.500%	1,301,000	1,334,440
11/15/2031	7.125%	548,000	555,817
09/15/2032	7.125%	480,000	487,028
03/15/2033	6.500%	1,984,000	1,943,252
09/15/2033	6.750%	1,487,000	1,462,763
Provident Funding Associates LP/PFG Finance Corp.(d)
09/15/2029	9.750%	2,736,000	2,846,820
Rocket Cos, Inc.(d)
08/01/2030	6.125%	698,000	708,704
08/01/2033	6.375%	889,000	901,482
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
03/01/2031	3.875%	2,761,000	2,564,352
10/15/2033	4.000%	1,765,000	1,590,838
Springleaf Finance Corp.
11/15/2029	5.375%	158,000	155,171
United Wholesale Mortgage LLC(d)
06/15/2027	5.750%	770,000	766,601
04/15/2029	5.500%	1,331,000	1,269,024
UWM Holdings LLC(d)
02/01/2030	6.625%	1,732,000	1,662,474
03/15/2031	6.250%	2,212,000	2,054,587
Total			30,684,427
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.7%
Chobani LLC/Finance Corp., Inc.(d)
04/15/2034	6.375%	1,910,000	1,949,397
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	1,872,000	1,871,099
06/15/2030	6.000%	1,342,000	1,353,862
Performance Food Group, Inc.(d)
09/15/2032	6.125%	739,000	750,074
Post Holdings, Inc.(d)
09/15/2031	4.500%	1,555,000	1,462,390
02/15/2032	6.250%	928,000	947,494
03/01/2033	6.375%	1,195,000	1,194,869
10/15/2034	6.250%	1,285,000	1,269,110
03/15/2036	6.500%	1,478,000	1,468,792
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(d)
04/01/2029	6.250%	695,000	695,905
04/30/2029	4.375%	761,000	742,822
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,967,000	1,899,053
US Foods, Inc.(d)
02/15/2029	4.750%	730,000	721,092
01/15/2032	7.250%	809,000	842,072
Total			17,168,031
Gaming 2.6%
Caesars Entertainment, Inc.(d)
10/15/2029	4.625%	775,000	747,918
02/15/2030	7.000%	670,000	679,986
02/15/2032	6.500%	782,000	761,064
10/15/2032	6.000%	532,000	476,769
CDI Escrow Issuer, Inc.(d)
04/01/2030	5.750%	907,000	905,097
Churchill Downs, Inc.(d)
05/01/2031	6.750%	606,000	619,630
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	949,000	989,420
10/01/2033	6.250%	957,000	950,507
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	732,000	715,770
Penn Entertainment, Inc.(d)
04/01/2031	6.750%	898,000	889,701
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	2,200,000	2,091,196
Rivers Enterprise Borrower LLC/Finance Corp.(d)
02/01/2033	6.625%	1,232,000	1,256,354
Rivers Enterprise Lender LLC/Corp.(d)
10/15/2030	6.250%	1,080,000	1,098,700
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	3,141,000	2,646,114
Voyager Parent LLC(d)
07/01/2032	9.250%	1,898,000	2,022,027
Total			16,850,253
Health Care 4.6%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	360,000	357,296
04/15/2029	5.000%	2,375,000	2,327,849
03/15/2033	7.375%	1,555,000	1,591,820
Avantor Funding, Inc.(d)
11/01/2029	3.875%	1,497,000	1,422,469
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	1,375,000	1,421,729
Charles River Laboratories International, Inc.(d)
03/15/2029	3.750%	923,000	882,769
03/15/2031	4.000%	775,000	724,518
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	1,652,000	1,559,955
02/15/2031	4.750%	244,000	228,182
01/15/2032	10.875%	626,000	672,151
Concentra Escrow Issuer Corp.(d)
07/15/2032	6.875%	1,188,000	1,227,832
DaVita, Inc.(d)
07/15/2033	6.750%	1,043,000	1,074,899
IQVIA, Inc.(d)
05/15/2027	5.000%	731,000	730,065
05/15/2030	6.500%	702,000	718,054
06/01/2032	6.250%	1,651,000	1,684,485
LifePoint Health, Inc.(d)
05/01/2034	7.000%	1,355,000	1,321,947
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	2,894,000	2,880,399
Select Medical Corp.(d)
12/01/2032	6.250%	375,000	363,737
Star Parent, Inc.(d)
10/01/2030	9.000%	2,758,000	2,888,137
Tenet Healthcare Corp.
01/15/2030	4.375%	2,104,000	2,038,330
Tenet Healthcare Corp.(d)
11/15/2032	5.500%	3,238,000	3,232,960
Total			29,349,583
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.5%
Centene Corp.
02/15/2030	3.375%	980,000	910,628
10/15/2030	3.000%	1,095,000	984,438
03/01/2031	2.500%	1,050,000	912,771
08/01/2031	2.625%	650,000	562,404
Total			3,370,241
Independent Energy 3.6%
Civitas Resources, Inc.(d)
11/01/2030	8.625%	701,000	741,664
07/01/2031	8.750%	715,000	749,959
06/15/2033	9.625%	2,225,000	2,480,759
CNX Resources Corp.(d)
03/01/2032	7.250%	999,000	1,040,433
03/01/2034	5.875%	839,000	832,041
Comstock Resources, Inc.(d)
03/01/2029	6.750%	750,000	746,874
01/15/2030	5.875%	434,000	420,372
Crescent Energy Finance LLC(d)
04/01/2032	7.625%	1,035,000	1,067,320
01/15/2033	7.375%	722,000	738,266
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	1,425,000	1,431,960
02/01/2029	5.750%	625,000	624,805
11/01/2033	8.375%	969,000	1,038,085
02/15/2035	7.250%	929,000	946,791
Matador Resources Co.(d)
04/15/2032	6.500%	1,427,000	1,455,365
04/15/2033	6.250%	891,000	905,882
04/15/2034	6.000%	706,000	708,357
Permian Resources Operating LLC(d)
02/01/2033	6.250%	955,000	977,019
SM Energy Co.
01/15/2027	6.625%	1,485,000	1,485,531
07/15/2028	6.500%	741,000	742,307
SM Energy Co.(d)
08/01/2029	6.750%	937,000	961,262
08/01/2032	7.000%	1,082,000	1,109,501
04/15/2034	6.625%	1,081,000	1,096,150
Vital Energy, Inc.(d)
04/15/2032	7.875%	345,000	357,422
Total			22,658,125
Leisure 3.6%
Boyne USA, Inc.(d)
05/15/2029	4.750%	1,105,000	1,080,603

Columbia Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carnival Corp.(d)
03/15/2030	5.750%	1,628,000	1,652,218
08/01/2032	5.750%	1,882,000	1,892,705
02/15/2033	6.125%	1,597,000	1,620,702
Cedar Fair LP
07/15/2029	5.250%	370,000	356,051
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	740,000	741,684
NCL Corp., Ltd.(d)
01/15/2031	5.875%	1,976,000	1,921,957
02/01/2032	6.750%	1,593,000	1,585,663
09/15/2033	6.250%	1,062,000	1,027,652
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	3,557,000	3,507,368
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(d)
01/15/2032	8.625%	1,377,000	1,400,832
Six Flags Entertainment Corp./Theme Parks, Inc.(d)
05/01/2032	6.625%	609,000	619,786
Vail Resorts, Inc.(d)
05/15/2032	6.500%	1,108,000	1,130,219
Viking Cruises Ltd.(d)
07/15/2031	9.125%	1,480,000	1,557,878
10/15/2033	5.875%	1,735,000	1,738,585
VOC Escrow Ltd.(d)
02/15/2028	5.000%	816,000	813,212
Total			22,647,115
Lodging 1.3%
Hilton Domestic Operating Co., Inc.(d)
05/01/2031	4.000%	770,000	729,201
02/15/2032	3.625%	775,000	710,673
03/15/2033	5.875%	625,000	632,661
09/15/2033	5.750%	762,000	766,750
Hilton Grand Vacations Borrower Escrow LLC(d)
01/15/2032	6.625%	2,853,000	2,886,415
Marriott Ownership Resorts, Inc.(d)
10/01/2033	6.500%	2,309,000	2,220,578
Travel + Leisure Co.(d)
09/01/2033	6.125%	416,000	412,528
Total			8,358,806
Media and Entertainment 4.3%
CBS Corp.
07/01/2042	4.850%	454,000	306,610
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Outdoor Holdings, Inc.(d)
04/01/2030	7.875%	1,795,000	1,870,012
02/15/2031	7.125%	1,314,000	1,367,597
03/15/2033	7.500%	1,337,000	1,404,108
Gray Media, Inc.(d)
07/15/2032	9.625%	710,000	722,101
08/15/2033	7.250%	923,000	940,495
McGraw-Hill Education, Inc.(d)
09/01/2031	7.375%	1,249,000	1,291,676
Nexstar Media, Inc.(d)
09/15/2033	6.500%	2,075,000	2,091,281
04/15/2034	7.250%	2,157,000	2,171,394
OAK-Eagle Acquireco, Inc.(d)
07/01/2033	7.250%	1,021,000	1,050,710
07/01/2034	8.750%	839,000	871,797
Outfront Media Capital LLC/Corp.(d)
01/15/2029	4.250%	1,222,000	1,192,502
03/15/2030	4.625%	373,000	362,446
02/15/2031	7.375%	296,000	309,722
Roblox Corp.(d)
05/01/2030	3.875%	756,000	716,619
Snap, Inc.(d)
03/01/2033	6.875%	2,153,000	2,096,824
03/15/2034	6.875%	1,889,000	1,829,125
Univision Communications, Inc.(d)
06/30/2030	7.375%	1,399,000	1,397,862
04/15/2033	8.875%	867,000	871,818
Viacom, Inc.
09/01/2043	5.850%	760,000	559,081
ViacomCBS, Inc.
05/19/2050	4.950%	421,000	264,799
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	1,095,000	991,714
03/15/2042	5.050%	3,233,000	2,320,395
03/15/2052	5.141%	575,000	379,553
Total			27,380,241
Metals and Mining 3.3%
Carpenter Technology Corp.(d)
03/01/2034	5.625%	1,088,000	1,087,736
Cleveland-Cliffs, Inc.(d)
11/01/2029	6.875%	481,000	490,010
03/15/2032	7.000%	212,000	211,815
05/01/2033	7.375%	228,000	230,176
Compass Minerals International, Inc.(d)
07/01/2030	8.000%	1,036,000	1,081,550
Constellium SE(d)
04/15/2029	3.750%	1,483,000	1,428,109
08/15/2032	6.375%	1,657,000	1,698,789
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	2,785,000	2,797,165
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	3,185,000	3,049,797
03/01/2034	5.875%	2,569,000	2,572,615
Novelis Corp.(d)
01/30/2030	4.750%	2,112,000	2,023,959
08/15/2031	3.875%	2,685,000	2,438,699
08/15/2033	6.375%	1,117,000	1,121,469
Novelis, Inc.(d)
01/30/2030	6.875%	554,000	567,809
Total			20,799,698
Midstream 6.5%
AmeriGas Partners LP/Finance Corp.(d)
06/01/2030	9.500%	1,578,000	1,681,996
Antero Midstream Partners LP/Finance Corp.(d)
02/01/2032	6.625%	1,160,000	1,191,074
CNX Midstream Partners LP(d)
04/15/2030	4.750%	1,649,000	1,596,000
Delek Logistics Partners LP/Finance Corp.(d)
03/15/2029	8.625%	3,310,000	3,452,126
06/30/2033	7.375%	1,864,000	1,923,631
Hess Midstream Operations LP(d)
03/01/2028	5.875%	510,000	515,504
10/15/2030	5.500%	417,000	417,422
ITT Holdings LLC(d)
08/01/2029	6.500%	235,000	231,606
NuStar Logistics LP
04/28/2027	5.625%	3,054,000	3,063,177
Rockies Express Pipeline LLC(d)
03/15/2033	6.750%	562,000	585,906
Sunoco LP(d),(f),(g)
	7.875%	3,253,000	3,370,571
Sunoco LP(d)
05/01/2029	7.000%	1,502,000	1,550,250
07/15/2031	5.375%	987,000	982,760
05/01/2032	7.250%	1,418,000	1,485,079
07/01/2033	6.250%	2,113,000	2,157,048
Venture Global Calcasieu Pass LLC(d)
08/15/2031	4.125%	2,272,000	2,129,796
05/01/2036	6.000%	1,586,000	1,594,666
Venture Global LNG, Inc.(d),(f),(g)
	9.000%	1,614,000	1,594,882
Venture Global LNG, Inc.(d)
02/01/2029	9.500%	2,137,000	2,332,533
01/15/2030	7.000%	1,075,000	1,106,662
02/01/2032	9.875%	898,000	963,326
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global Plaquemines LNG LLC(d)
12/15/2030	6.125%	528,000	544,466
05/01/2033	7.500%	848,000	940,900
01/15/2034	6.500%	1,950,000	2,042,791
06/15/2034	6.500%	698,000	727,857
05/01/2035	7.750%	973,000	1,092,789
01/15/2036	6.750%	2,064,000	2,193,671
Total			41,468,489
Oil Field Services 2.0%
Archrock Partners LP/Finance Corp.(d)
09/01/2032	6.625%	936,000	962,591
Archrock Services LP/Partners Finance Corp.(d)
02/01/2034	6.000%	1,413,000	1,421,105
Kodiak Gas Services LLC(d)
04/01/2031	5.875%	927,000	933,156
10/01/2033	6.500%	1,555,000	1,589,444
10/01/2035	6.750%	623,000	647,103
Nabors Industries, Inc.(d)
01/31/2030	9.125%	1,901,000	1,996,455
08/15/2031	8.875%	320,000	337,706
11/15/2032	7.625%	1,400,000	1,461,713
Transocean Aquila Ltd.(d)
09/30/2028	8.000%	1,320,000	1,356,538
USA Compression Partners LP/Finance Corp.(d)
03/15/2029	7.125%	1,723,000	1,780,796
Total			12,486,607
Other Industry 0.2%
Williams Scotsman International, Inc.(d)
08/15/2028	4.625%	735,000	726,535
Williams Scotsman, Inc.(d)
06/15/2029	6.625%	692,000	710,151
Total			1,436,686
Other REIT 1.2%
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
10/01/2028	5.875%	1,840,000	1,835,794
05/15/2029	4.875%	1,134,000	1,102,370
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	434,000	443,853
04/01/2032	6.500%	1,211,000	1,243,104
06/15/2033	6.500%	763,000	785,873
03/15/2034	5.750%	332,000	330,189
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	966,866
Service Properties Trust(d)
11/15/2031	8.625%	672,000	707,085
Total			7,415,134

Columbia Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.9%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
01/30/2031	6.250%	744,000	749,372
Clydesdale Acquisition Holdings, Inc.(d)
04/15/2030	8.750%	1,382,000	1,253,692
04/15/2032	6.750%	693,000	651,579
Sword Purchaser LLC(d)
04/15/2033	8.250%	1,775,000	1,816,242
04/15/2034	10.500%	1,282,000	1,304,156
Total			5,775,041
Pharmaceuticals 1.6%
1261229 BC Ltd.(d)
04/15/2032	10.000%	3,193,000	3,298,108
Bausch Health Companies, Inc.(d)
06/01/2028	4.875%	2,006,000	1,884,478
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	2,585,000	2,548,715
Jazz Securities DAC(d)
01/15/2029	4.375%	1,100,000	1,076,054
Organon Finance 1 LLC(d)
04/30/2028	4.125%	834,000	823,671
04/30/2031	5.125%	345,000	342,813
Total			9,973,839
Property & Casualty 4.3%
Acrisure LLC/Finance, Inc.(d)
11/06/2030	7.500%	1,370,000	1,391,148
07/01/2032	6.750%	2,536,000	2,499,100
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	2,642,000	2,600,522
04/15/2028	6.750%	1,261,000	1,276,266
01/15/2031	7.000%	1,399,000	1,425,858
10/01/2031	6.500%	1,649,000	1,663,103
Ardonagh Finco Ltd.(d)
02/15/2031	7.750%	3,381,000	3,448,231
Asurion LLC and Asurion Co-Issuer, Inc.(d)
02/01/2034	8.375%	830,000	819,424
Howden UK Refinance PLC/2 PLC/US Refinance LLC(d)
02/15/2031	7.250%	1,395,000	1,403,008
HUB International Ltd.(d)
06/15/2030	7.250%	4,500,000	4,654,855
01/31/2032	7.375%	2,707,000	2,775,090
Lumbermens Mutual Casualty Co.(d),(h)
12/01/2097	0.000%	4,600,000	4,600
Subordinated
12/01/2037	0.000%	180,000	180
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lumbermens Mutual Casualty Co.(h)
Subordinated
07/01/2026	0.000%	9,865,000	9,865
Panther Escrow Issuer LLC(d)
06/01/2031	7.125%	2,791,000	2,804,765
Ryan Specialty LLC(d)
08/01/2032	5.875%	721,000	721,698
Total			27,497,713
Railroads 0.7%
Genesee & Wyoming, Inc.(d)
04/15/2032	6.250%	2,340,000	2,394,626
Watco Cos LLC/Finance Corp.(d)
08/01/2032	7.125%	2,114,000	2,195,116
Total			4,589,742
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(d)
06/15/2029	6.125%	1,195,000	1,215,912
Fertitta Entertainment LLC/Finance Co., Inc.(d)
01/15/2029	4.625%	2,940,000	2,861,781
Total			4,077,693
Retailers 1.5%
Advance Auto Parts, Inc.(d)
08/01/2030	7.000%	976,000	1,006,923
08/01/2033	7.375%	1,524,000	1,568,694
Beach Acquisition Bidco LLC(d),(e)
07/15/2033	10.000%	1,470,397	1,616,817
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	663,000	645,466
01/15/2030	6.375%	486,000	493,499
L Brands, Inc.
06/15/2029	7.500%	385,000	390,934
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,709,000	1,673,702
08/01/2031	8.250%	1,005,000	1,052,132
Lithia Motors, Inc.(d)
01/15/2031	4.375%	870,000	824,612
Total			9,272,779
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2029	3.500%	849,000	810,210
Albertsons Cos, Inc.(d)
03/31/2032	5.625%	1,484,000	1,465,890
Total			2,276,100
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 11.5%
Amentum Escrow Corp.(d)
08/01/2032	7.250%	1,213,000	1,255,760
APLD ComputeCo 2 LLC(d)
03/15/2031	6.750%	3,298,000	3,269,423
APLD ComputeCo LLC(d)
12/15/2030	9.250%	2,583,000	2,774,637
Black Pearl Compute LLC(d)
02/15/2031	6.125%	1,245,000	1,263,694
Block, Inc.(d)
08/15/2030	5.625%	1,042,000	1,042,509
08/15/2033	6.000%	815,000	814,470
Block, Inc.
05/15/2032	6.500%	2,384,000	2,429,841
CACI International, Inc.(d)
06/15/2033	6.375%	1,833,000	1,875,417
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	246,000	120,253
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	437,000	209,429
Cipher Compute LLC(d)
11/15/2030	7.125%	1,823,000	1,890,481
Clarivate Science Holdings Corp.(d)
07/01/2029	4.875%	2,872,000	2,602,919
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	2,578,000	2,530,849
06/30/2032	8.250%	873,000	829,146
08/15/2033	6.625%	358,000	321,030
Core Scientific Finance I LLC(d),(i)
05/15/2031	7.750%	2,033,000	2,028,161
CoreWeave, Inc.(d)
06/01/2030	9.250%	1,090,000	1,103,629
02/01/2031	9.000%	2,100,000	2,087,328
10/01/2031	9.750%	1,949,000	1,961,075
Entegris Escrow Corp.(d)
06/15/2030	5.950%	2,161,000	2,188,447
Fair Isaac Corp.(d)
05/15/2033	6.000%	655,000	646,014
Flash Compute LLC(d)
12/31/2030	7.250%	1,012,000	1,032,306
HealthEquity, Inc.(d)
10/01/2029	4.500%	1,465,000	1,423,204
ION Platform Finance US, Inc.(d)
09/30/2032	7.875%	2,121,000	1,642,814
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Platform Finance US, Inc./SARL(d)
05/01/2028	4.625%	1,347,000	1,241,604
05/15/2028	5.750%	1,054,000	985,610
05/01/2029	8.750%	1,719,000	1,593,278
05/30/2029	9.500%	694,000	649,980
Iron Mountain, Inc.(d)
01/15/2033	6.250%	755,000	764,804
Meridian Arc Holdco LLC(d)
04/30/2031	6.250%	1,953,000	1,953,215
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	1,657,000	1,762,987
NCR Corp.(d)
10/01/2028	5.000%	1,257,000	1,231,033
04/15/2029	5.125%	1,147,000	1,114,459
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	1,573,000	1,590,430
05/15/2031	10.375%	845,000	872,433
02/15/2033	9.500%	632,000	632,978
Picard Midco, Inc.(d)
03/31/2029	6.500%	3,554,000	3,460,885
PR RNO Property Owner 1 LLC(d),(i)
05/01/2031	6.500%	2,123,000	2,104,347
Sabre GLBL, Inc.(d)
11/15/2029	10.750%	95,000	82,639
03/15/2030	10.750%	217,000	187,122
07/15/2030	11.125%	529,000	455,036
Science Applications International Corp.(d)
11/01/2033	5.875%	1,774,000	1,749,303
Seagate Data Storage Technology Pte Ltd.(d)
12/15/2029	8.250%	809,000	845,384
07/15/2031	8.500%	898,000	940,946
Shift4 Payments LLC/Finance Sub, Inc.(d)
08/15/2032	6.750%	2,518,000	2,513,831
SV RNO Property Owner 1 LLC(d)
03/01/2031	5.875%	4,184,000	4,116,539
Synaptics, Inc.(d)
06/15/2029	4.000%	659,000	628,486
UKG, Inc.(d)
02/01/2031	6.875%	738,000	717,945
WEX, Inc.(d)
03/15/2033	6.500%	1,415,000	1,408,605
WULF Compute LLC(d)
10/15/2030	7.750%	877,000	921,412
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	1,570,000	1,274,904
Total			73,143,031

Columbia Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(d)
02/15/2031	8.000%	1,451,000	1,464,211
06/15/2032	8.375%	1,019,000	1,024,364
Total			2,488,575
Wireless 0.5%
Vmed O2 UK Financing I PLC(d)
07/15/2031	4.750%	2,084,000	1,803,030
04/15/2032	7.750%	1,217,000	1,184,767
Total			2,987,797
Wirelines 1.1%
Fibercop SpA(d)
07/18/2036	7.200%	233,000	233,218
Iliad Holding SAS(d)
10/15/2028	7.000%	1,417,000	1,427,425
Iliad Holding SASU(d)
04/15/2031	8.500%	655,000	694,425
04/15/2032	7.000%	314,000	318,894
Level 3 Financing, Inc.(d)
01/15/2036	8.500%	1,378,000	1,478,075
Optics Bidco SpA(d)
06/04/2038	7.721%	802,000	802,581
Windstream Escrow LLC/Finance Corp.(d)
10/01/2031	8.250%	1,199,000	1,268,521
Windstream Services LLC(d)
10/15/2033	7.500%	923,000	972,478
Total			7,195,617
Total Corporate Bonds & Notes (Cost $583,240,314)			586,104,878

Exchange-Traded Fixed Income Funds 1.5%
	Shares	Value ($)
High Yield 1.5%
Columbia Short Duration High Yield ETF(j)	485,000	9,830,950
Total Exchange-Traded Fixed Income Funds (Cost $9,756,775)		9,830,950

Foreign Government Obligations(k) 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
NOVA Chemicals Corp.(d)
02/15/2030	9.000%	1,195,000	1,261,506
12/01/2031	7.000%	686,000	725,935
Total			1,987,441
Total Foreign Government Obligations (Cost $1,881,000)			1,987,441

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
CP Atlas Buyer, Inc.(l),(m)
Tranche B Term Loan
1-month Term SOFR + 5.250% 07/08/2030	8.902%	1,263,496	1,126,887
Chemicals 0.3%
Ineos US Finance LLC(l),(m)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.902%	2,237,400	2,075,748
Technology 0.9%
Ascend Learning LLC(l),(m)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.652%	3,965,079	3,893,548
McAfee Corp.(l),(m)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.652%	1,909,745	1,678,189
Total			5,571,737
Total Senior Loans (Cost $9,215,279)			8,774,372

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(j),(n)	22,928,741	22,919,569
Total Money Market Funds (Cost $22,918,162)		22,919,569
Total Investments in Securities (Cost: $633,827,406)		633,326,120
Other Assets & Liabilities, Net		3,933,052
Net Assets		637,259,172
Columbia Income Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Income Opportunities Fund, April 30, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2026, the total value of these securities amounted to $62, which represents less than 0.01% of total net assets.

(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $542,591,730, which represents 85.14% of total net assets.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.

(g)	Perpetual security with no specified maturity date.
(h)	Represents a security in default.
(i)	Represents a security purchased on a when-issued basis.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	7,077,350	2,735,775	—	17,825	9,830,950	5,553	—	409,260	485,000
Columbia Short-Term Cash Fund, 3.810%
	29,337,103	149,267,200	(155,682,878)	(1,856)	22,919,569	—	(1,617)	682,518	22,928,741
Total	36,414,453			15,969	32,750,519	5,553	(1,617)	1,091,778

(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)
The stated interest rate represents the weighted average interest rate at April 30, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Variable rate security. The interest rate shown was the current rate as of April 30, 2026.
(n)	The rate shown is the seven-day current annualized yield at April 30, 2026.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Income Opportunities Fund  | 2026

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT164_(06/26)